Audit fees - Summary of audit and non-audit services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fees of Group's auditor
Audit fees	€ 32	€ 33	€ 29
Audit related fees	4	4	1
Total	€ 36	€ 37	€ 30